Filed pursuant to Rule 497(j)

Registration Nos. 333-33607 and 811-08333

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 30, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                         Nuveen Investment Trust II (the “Registrant”)

                                     Files No. 333-33607 and 811-08333

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the registration statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen International Growth Fund, Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Global Dividend Growth Fund, Nuveen Santa Barbara International Dividend Growth Fund, Nuveen Winslow International Small Cap Fund and Nuveen Winslow Large-Cap Growth Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 171, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on November 28, 2018.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures